Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
18. Leases
The company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.
(a) The following table sets forth the breakdown of leasing expenses:

For the years ended December 31,
2019
RMB
Lease cost:
Amortization of right-of-use assets	44,190
Interest of lease liabilities	5,183
Expenses for short-term leases within 12 months	1,499

Total lease cost	50,872

(b) The following table sets forth the supplemental cash flow information related to leases:

For the years ended December 31,
2019
RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	51,370

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

As of December 31,
2019
Weighted-average remaining lease term
Operating leases	2.46 years
Weighted-average discount rate
Operating leases	4.75%

(d) The following table sets forth the maturities of lease liabilities:

For the years ended December 31,
2019
RMB
2020	45,174
2021	40,688
2022	15,285
2023	640

Total undiscounted lease payments	101,787
Less: imputed interest	(16,644)

Total lease liabilities	85,143

(e) The following table sets forth the non-cancellable future minimum lease payments for the Group’s operating leases under the previous lease standard (“ASC Topic 840”) as of December 31, 2018:

As of December 31,
2018
RMB
2019	58,406
2020	45,077
2021	40,221
2022	14,826
Thereafter	640

Total	159,170